Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of net realized and unrealized gains and losses on derivative instruments

		For the Three Months Ended March 31,
	Statement Location	2024	2023
Net realized gains (losses)
Foreign currency forward contracts	Net realized gains on foreign currency forward contracts	$—	$111
Net change in unrealized appreciation (depreciation)
Foreign currency forward contracts	Net change in unrealized (depreciation) on foreign currency forward contracts	—	(78)
Net realized and unrealized gains on foreign currency forward contracts		$—	$33